Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total share-holders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves	Non-controlling interests
Equity, beginning balance at Mar. 31, 2024	£ 29,892	£ 29,867	£ 493	£ 1,298	£ 32,066	£ (3,990)	£ 25
Profit for the period	648	647			647		1
Other comprehensive income/(loss) for the period	(729)	(728)			38	(766)	(1)
Total comprehensive income/(loss) for the period	(81)	(81)			685	(766)	0
Rights Issue	6,839	6,839	135			6,704
Transfer between reserves	0	0			6,704	(6,704)
Equity dividends	(811)	(811)			(811)
Scrip dividend-related share issue	0	0	9	(9)
Issue of treasury shares	15	15			15
Transactions in own shares	(5)	(5)			(5)
Share-based payments	16	16			16
Cash flow hedges transferred to the statement of financial position, net of tax	1	1				1
Equity, ending balance at Sep. 30, 2024	35,866	35,841	637	1,289	38,670	(4,755)	25
Equity, beginning balance at Mar. 31, 2025	37,826	37,803	638	1,292	40,106	(4,233)	23
Profit for the period	618	617			617		1
Other comprehensive income/(loss) for the period	(389)	(389)			102	(491)
Total comprehensive income/(loss) for the period	229	228			719	(491)	1
Equity dividends	(894)	(894)			(894)
Scrip dividend-related share issue	(1)	(1)	7	(8)
Issue of treasury shares	38	38			38
Transactions in own shares	(1)	(1)			(1)
Other movements in non-controlling interests	4
Share-based payments	17	17			17
Equity, ending balance at Sep. 30, 2025	£ 37,218	£ 37,190	£ 645	£ 1,284	£ 39,985	£ (4,724)	£ 28